Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
OPERATING ACTIVITIES
Loss for the year	$ (2,355,794)	$ (3,969,079)
Adjustments for:
Share-based payment	1,314,420
Finance cost	51,185	(47,342)
Interest income	(39,111)	(42,538)
Depreciation of property, plant and equipment	792,939	740,257
Amortization of prepaid lease payments and trademark	7,554	7,030
Amortization of subsidies prepaid to distributors		432,787
Amortization of prepayments and premiums under operating leases	27,432	51,761
Reversal of inventory obsolescence	(28,617)	(2,045)
Bad debt provision of trade receivables		(3,831,436)
Gain on disposal of property, plant and equipment		(2,463)
Operating cash flows before movements in working capital	(229,992)	(6,663,068)
(Increase)/ decrease in trade and other receivables	(1,475,446)	4,731,162
Increase in inventories	(1,109,827)	(958,547)
(Decrease)/ Increase in trade and other payables	(292,811)	57,122
Prepayments and premiums paid under operating leases	1,464,732	4,102,502
Related parties payables	108,523	(1,126,397)
CASH (USED IN)/ GENERATED FROM OPERATING ACTIVITIES	(1,534,821)	142,774
Deferred income tax	(256,512)	(1,244,281)
Income tax paid		(805,076)
NET CASH USED IN OPERATING ACTIVITIES	(1,791,333)	(1,906,583)
INVESTING ACTIVITIES
Interest received	39,111	42,538
Purchase of property, plant and equipment	(21,022)	(2,230)
NET CASH FROM INVESTING ACTIVITIES	18,089	40,308
FINANCING ACTIVITIES
Interest paid	(51,185)	(47,342)
New bank loans raised	1,644,448
Repayment of borrowings	(1,644,448)
Advance from related party	271,837
NET CASH FROM FINANCING ACTIVITIES	220,652	(47,342)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(1,552,592)	(1,913,617)
Effects of currency translation	(374,754)	669,532
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	26,050,456	24,576,341
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 24,123,110	$ 23,332,257